IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Apr. 30, 2024		Jan. 31, 2024	Oct. 31, 2023		Apr. 30, 2023		Jan. 31, 2023	[2]	Oct. 31, 2022	[2]
Assets
Cash and non-interest-bearing deposits with banks	$ 10,299	[1]	$ 8,910	$ 20,816	[2]	$ 21,941	[1],[2]	$ 22,876		$ 31,535
Interest-bearing deposits with banks	38,844			34,902	[2]
Securities	235,530			211,348	[2]
Cash collateral on securities borrowed	13,755			14,651	[2]
Securities purchased under resale agreements	86,042			80,184	[2]
Loans
Residential mortgages	274,544			274,244	[2]
Personal	46,010			45,587	[2]
Credit card	19,560			18,538	[2]
Business and government	201,551			194,870	[2]
Allowance for credit losses	(3,898)		$ (4,020)	(3,902)	[2]	(3,397)
Derivative instruments	31,410			33,243	[2]
Customers' liability under acceptances	6,130			10,816	[2]
Other assets	41,981
Total assets	1,001,758			975,690	[2]
Liabilities
Deposits	731,952			723,376	[2]
Obligations related to securities sold short	23,449			18,666	[2]
Cash collateral on securities lent	8,629			8,081	[2]
Obligations related to securities sold under repurchase agreements	101,009			87,118	[2]
Derivative instruments	38,812			41,290	[2]
Acceptances	6,139			10,820	[2]
Other liabilities	28,317
Subordinated indebtedness	7,795			6,483	[2]
Equity	55,656			53,163	[2]	$ 51,452	[2]
Total liabilities and equities	1,001,758			975,690	[2]
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	10,299
Interest-bearing deposits with banks	38,844
Securities	5,775
Cash collateral on securities borrowed	13,755
Securities purchased under resale agreements	52,341
Loans
Residential mortgages	3,746
Personal	1,054
Credit card	411
Business and government	13,377
Derivative instruments	1,581
Customers' liability under acceptances	5,752
Total assets	146,935			148,846
Liabilities
Deposits	50,592
Obligations related to securities sold short	23,449
Cash collateral on securities lent	8,629
Obligations related to securities sold under repurchase agreements	88,035
Derivative instruments	475
Acceptances	5,761
Other liabilities	23
Total liabilities and equities	176,964			143,144
Later than one months and not later than three months [member]
Assets
Securities	6,889
Securities purchased under resale agreements	16,363
Loans
Residential mortgages	8,128
Personal	466
Credit card	822
Business and government	11,478
Derivative instruments	5,561
Customers' liability under acceptances	378
Total assets	50,085			41,962
Liabilities
Deposits	48,318
Obligations related to securities sold under repurchase agreements	11,174
Derivative instruments	4,607
Acceptances	378
Other liabilities	48
Subordinated indebtedness	36
Total liabilities and equities	64,561			58,442
3 - 6 months [member]
Assets
Securities	8,609
Securities purchased under resale agreements	11,508
Loans
Residential mortgages	14,216
Personal	914
Credit card	1,232
Business and government	10,644
Derivative instruments	2,592
Total assets	49,715			44,949
Liabilities
Deposits	55,668
Obligations related to securities sold under repurchase agreements	679
Derivative instruments	2,922
Other liabilities	71
Total liabilities and equities	59,340			57,764
6 - 9 months [Member]
Assets
Securities	5,493
Securities purchased under resale agreements	1,164
Loans
Residential mortgages	11,155
Personal	711
Credit card	1,232
Business and government	11,037
Derivative instruments	2,923
Total assets	33,715			38,144
Liabilities
Deposits	46,057
Obligations related to securities sold under repurchase agreements	1
Derivative instruments	3,594
Other liabilities	71
Total liabilities and equities	49,723			58,203
9 - 12 months [Member]
Assets
Securities	8,933
Securities purchased under resale agreements	3,111
Loans
Residential mortgages	23,578
Personal	877
Credit card	1,232
Business and government	12,111
Derivative instruments	1,761
Total assets	51,603			42,260
Liabilities
Deposits	50,314
Derivative instruments	1,887
Other liabilities	70
Total liabilities and equities	52,271			50,934
1 - 2 years [member]
Assets
Securities	40,353
Securities purchased under resale agreements	1,555
Loans
Residential mortgages	80,807
Personal	686
Credit card	4,929
Business and government	34,439
Derivative instruments	4,507
Total assets	167,276			151,110
Liabilities
Deposits	42,054
Obligations related to securities sold under repurchase agreements	500
Derivative instruments	4,767
Other liabilities	263
Total liabilities and equities	47,584			49,917
2 - 5 years [member]
Assets
Securities	54,521
Loans
Residential mortgages	123,916
Personal	4,567
Credit card	9,702
Business and government	69,849
Derivative instruments	6,883
Total assets	269,438			301,854
Liabilities
Deposits	68,715
Obligations related to securities sold under repurchase agreements	620
Derivative instruments	9,819
Other liabilities	600
Total liabilities and equities	79,754			87,009
Over five year [member]
Assets
Securities	46,409
Loans
Residential mortgages	8,998
Personal	5,021
Business and government	26,949
Derivative instruments	5,602
Total assets	92,979			80,914
Liabilities
Deposits	18,096
Derivative instruments	10,740
Other liabilities	914
Subordinated indebtedness	7,759
Total liabilities and equities	37,509			39,861
No specific maturity [member]
Assets
Securities	58,548
Loans
Personal	31,714
Business and government	11,667
Allowance for credit losses	(3,898)
Other assets	41,981
Total assets	140,012			125,651
Liabilities
Deposits	352,138
Derivative instruments	1
Other liabilities	26,257
Equity	55,656
Total liabilities and equities	$ 434,052			$ 430,416

[1]	Includes restricted cash of $522 million (April 30, 2023: $494 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.